[John Hancock Mutual Life Insurance Company Letterhead]





                                                          January 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:        John Hancock Variable Annuity Account I
           File No. 333-08345
           CIK 0001012969
           Rule 497(j) Filing


Commissioners:

           Conveyed via EDGAR for filing pursuant to Rule 101(a)(1)(i) of Regulation S-T and pursuant to Rule 497(j) under the Securities Act of 1933 is this certification that:

           (1) the form of the variable annuity prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement, and

           (2) the text of the most recent post-effective amendment to the registration statement has been filed electronically.


           If you have any questions with respect to this submission, please do not hesitate to call me at (617) 572-9196.

                                                          Very truly yours,



                                                          /s/Sandra M. DaDalt
                                                          Sandra M. DaDalt
                                                          Counsel

SD0312.DOC(Acct H)